Apr. 13, 2026
Truth Social God Bless America ETF
Investment Objective
The Truth Social God Bless America ETF (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%

(1)	The Fund’s investment adviser, Yorkville America Equities, LLC (“Yorkville” or the “Adviser”) will pay all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and litigation expenses, and other non-routine or extraordinary expenses (collectively, the “Excluded Expenses”).

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. Concurrently with the Fund’s commencement of operations, the Fund acquired all of the assets and liabilities of the God Bless America ETF (the “Predecessor Fund”), in a tax-free reorganization (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and investment strategies that were, substantially similar as those of the Fund. The Fund’s turnover rate for performance for periods prior to February 21, 2025 is that of the Predecessor Fund. During the most recent fiscal year ended August 31, 2025, the Predecessor Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategy

The Fund is an actively-managed exchange-traded fund (“ETF”). Curran Financial Partners, LLC (“Curan” or the “Sub-Adviser”) selects investments for the Fund from a universe of U.S. listed equity securities with market capitalizations of at least $1 billion. From the initial investment universe, the Sub-Adviser eliminates companies that, in the Sub-Adviser’s assessment, have emphasized politically left and/or liberal political activism and social agendas at the expense of maximizing shareholder returns.

To determine whether a company emphasizes politically left and/or liberal political activism and social agendas the Sub-Adviser analyzes articles, websites, newspaper advertisements, press releases, TV appearances, other forms of mass communication and comments made by company spokespersons. The Sub-Adviser will avoid investing in companies that make left-leaning public statements about political issues unrelated to the company’s business. The Sub-Adviser considers a political statement unrelated to a company’s business if there is no meaningful nexus between the statement and the company’s primary business activity (e.g., companies that issue press releases in response to U.S. Supreme Court rulings that do not directly relate to a company’s primary business activity). In evaluating a company’s political activity, the Sub-Adviser will not consider a company’s internal policies regarding employee relations nor its political or charitable donation practices.

In addition to evaluating a company’s political activity, the Sub-Adviser also analyzes information from company regulatory filings (e.g., annual reports) and evaluates each candidate company’s investment potential by analyzing well-recognized stock valuation metrics (e.g., relative dividend yields and price-to-earnings ratios). The Sub-Adviser will focus on companies with low price-to-earnings ratios (relative to industry peers) that have a multi-year track record of job growth.

The Sub-Adviser then constructs the Fund’s portfolio with the equity securities of approximately 30-40 companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities listed on U.S. exchanges. The Fund’s portfolio will, under normal market conditions, include securities from each of the following eleven market sectors: Energy, Materials, Industrials, Consumer Discretionary, Consumer Staples, Health Care, Financials, Information Technology, Real Estate, Communication Services, and Utilities. The Fund’s portfolio holdings will generally be weighted in line with the market capitalization of the preceding market sectors relative to the Fund’s overall investment universe.

If a company in the Fund’s portfolio, in the Sub-Adviser’s assessment, begins to emphasize politically left and/or liberal political activism and social agendas at the expense of maximizing shareholder returns, the Sub-Adviser will sell the security from the Fund’s portfolio. That determination will be made without regard to the Sub-Adviser’s view of the company’s financial characteristics. In addition, the Fund may sell a holding when the Sub-Adviser determines the fundamental outlook for a company is expected to deteriorate or if the Sub-Adviser determines another company has a greater opportunity to achieve the Fund’s investment objective.

Performance

Concurrently with the Fund’s commencement of operations, the Fund acquired all of the assets and liabilities of the Predecessor Fund in the Reorganization. The Predecessor Fund had an investment objective and investment strategies that were substantially similar as those of the Fund and the Fund has adopted the performance of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Predecessor Fund’s average annual returns for 1 year and since inception periods compared with those of a broad-based securities market index. The Fund’s (and the Predecessor Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund, including its current net asset value per share, is available on the Fund’s website at www.truthsocialfunds.com or by calling toll-free at (201) 985-8300.

Calendar Year Ended December 31,

The Predecessor Fund’s calendar year-to-date return as of March 31, 2026 was -3.19%.

During the period of time shown in the bar chart, the Predecessor Fund’s highest quarterly return was 15.41% for the quarter ended December 31, 2023 and the lowest quarterly return was (23.92)% for the quarter ended December 31, 2024.

Average Annual Total Returns For the Periods Ended December 31, 2025
	1 Year	Since Inception (October 10, 2022)
Return Before Taxes	14.27%	28.82%
Return After Taxes on Distributions	14.14%	28.22%
Return After Taxes on Distributions and Sale of Fund Shares	8.54%	22.98%
S&P 500 Total Return Index(1) (reflects no deduction for fees, expenses, or taxes)	17.88%	23.71%

(1)	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged accounts, such as an IRA.